Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	Corebridge Financial, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2022
Entity Central Index Key	0001889539
Document Fiscal Period Focus	FY
Amendment Flag	false